Supplement to the
Fidelity Floating Rate High Income Fund
December 30, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved decreasing the fund's individual fund fee rate component of its management fee from 0.55% to 0.45%. This change will take effect on February 1, 2007.

Effective February 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Annual operating expenses (paid from class assets)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.14%
Total annual class operating expensesA	0.71%

A Effective April 1, 2007, FMR has voluntarily agreed to reimburse Fidelity Floating Rate High Income Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.85%. This arrangement may be discontinued by FMR at any time.

Effective February 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

1 year	$ 73
3 years	$ 227
5 years	$ 395
10 years	$ 883

FHI-07-01 January 24, 2007
1.778339.110

Supplement to the
Fidelity® Advisor
Floating Rate
High Income Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved decreasing the fund's individual fund fee rate component of its management fee from 0.55% to 0.45%. This change will take effect on February 1, 2007.

At its meeting, the Board of Trustees also approved the following modifications to the fund's Class A shares: (i) a decrease in the sales loads charged for purchases and (ii) a 0.10% increase in the Distribution and/or Service (12b-1) fee. These changes will take effect on April 1, 2007.

At its meeting, the Board of Trustees also approved the following modifications to the fund's Class C shares: (i) a reduction in the contingent deferred sales charge (CDSC) schedule to 12 months and (ii) a 0.20% increase in the Distribution and/or Service (12b-1) fee. These changes will take effect on April 1, 2007.

Details regarding all of these changes can be found below.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	2.75%B	2.75%C	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneG	3.50%H	1.00%I
Sales charge (load) on reinvested distributions	None	None	None	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)E	1.00%	1.00%	1.00%	1.00%

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A redemption fee and/or a contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

AFR-07-01 January 24, 2007
1.746476.121

F Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

G Class T purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase.

H Declines over 6 years from 3.50% to 0%.

I On Class C shares redeemed less than 12 months after purchase.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management feeA	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.70%	1.00%
Other expenses	0.23%	0.19%	0.26%	0.21%
Total annual class operating expensesB	1.05%	1.01%	1.53%	1.78%

A The reduction in the individual fund fee rate component of the management fee is effective on February 1, 2007.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Floating Rate High Income Fund	1.10%	6/1/01	1.10%	4/1/07	1.55%	4/1/07	1.85%	4/1/07

These arrangements may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 379	$ 379	$ 375	$ 375	$ 506	$ 156	$ 281	$ 181
3 years	$ 600	$ 600	$ 588	$ 588	$ 733	$ 483	$ 560	$ 560
5 years	$ 838	$ 838	$ 818	$ 818	$ 984	$ 834	$ 964	$ 964
10 years	$ 1,522	$ 1,522	$ 1,477	$ 1,477	$ 1,634A	$ 1,634A	$ 2,095	$ 2,095

A Reflects conversion to Class A shares after a maximum of seven years.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 30.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	2.75%	2.83%	2.25%
$50,000 to $99,999	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75%	1.78%	1.50%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	1.00%
$1,000,000 to $3,999,999	None	None	0.75%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 31.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	2.75%	2.83%	2.25%
$50,000 to $99,999	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75%	1.78%	1.50%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	1.00%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 34.

Class C shares may, upon redemption less than 12 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 39.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 40.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 40.

Normally, after the first 12 months of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section beginning on page 40.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first 12 months of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Floating Rate
High Income Fund
Institutional Class
December 30, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved decreasing the fund's individual fund fee rate component of its management fee from 0.55% to 0.45%. This change will take effect on February 1, 2007.

Effective February 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual class operating expensesA	0.74%

A Effective April 1, 2007, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.85%. This arrangement may be discontinued by FMR at any time.

Effective February 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Institutional Class
1 year	$ 76
3 years	$ 237
5 years	$ 411
10 years	$ 918

AFRI-07-01 January 24, 2007
1.746477.119

Supplement to the
Fidelity® Advisor Strategic Income Fund
Class A, Class T, Class B, and Class C
February 28, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved the following modifications: (i) a decrease in the sales loads charged for purchases of Class A shares, (ii) a 0.10% increase in the Distribution and/or Service (12b-1) fee charged for Class A shares, and (iii) an increase in the sales loads charged for purchases of Class T shares. These changes will take effect on April 1, 2007. Details regarding these changes can be found below.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	4.75%B	3.50%C	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneG	5.00%H	1.00%I
Sales charge (load) on reinvested distributions	None	None	None	None

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

F Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

G Class T purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase.

H Declines over 6 years from 5.00% to 0%.

I On Class C shares redeemed less than one year after purchase.

SI-07-01 January 24, 2007
1.743365.120

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	4.00%B	4.00%C	None	None

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.27%	0.23%	0.31%	0.25%
Total annual class operating expensesA	1.09%	1.05%	1.78%	1.82%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Strategic Income	1.10%	4/1/07	1.10%	2/1/05	1.75%	2/1/05	1.85%	2/1/05

These arrangements may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces the similar information for Class A, Class T, and Class B found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A		Class T		Class B
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 507	$ 507	$ 503	$ 503	$ 681	$ 181
3 years	$ 733	$ 733	$ 721	$ 721	$ 860	$ 560
5 years	$ 977	$ 977	$ 956	$ 956	$ 1,164	$ 964
10 years	$ 1,676	$ 1,676	$ 1,631	$ 1,631	$ 1,828A	$ 1,828A

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces the biographical information for George Fischer found in the "Fund Management" section on page 31.

Brett Kozlowski is vice president and co-manager of Advisor Strategic Income Fund, which he has managed since October 2006. Mr. Kozlowski manages the U.S. government bond asset class of the fund. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Kozlowski has worked as a portfolio analyst. Prior to working as a fixed-income analyst, Mr. Kozlowski was a trader in the Fixed Income Group.

The following information replaces similar information found in the "Fund Distribution" section beginning on page 32.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	4.75%	4.99%	4.25%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.25%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 to $3,999,999	None	None	1.00%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Investments in Class A shares of $1 million or more may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	1.00%
1 year to less than 2 years	0.50%
2 years or more	0.00%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	3.50%	3.63%	3.00%
$50,000 to $99,999	3.00%	3.09%	2.50%
$100,000 to $249,999	2.50%	2.56%	2.00%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 33.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 to $3,999,999	None	None	0.75%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 34.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section beginning on page 37.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund;

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

8. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department health savings account programs.

A waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department health savings account programs.

A waiver form must accompany these transactions.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian;

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans);

4. Purchased by the Fidelity Investments Charitable Gift Fund; or

5. On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined. (To determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase.)

You may be required to submit a waiver form with these transactions.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or the Fidelity Investments Charitable Gift Fund, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 42.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Supplement to the
Fidelity® Advisor
Municipal Income Fund Class A, Class T,
Class B, and Class C
December 30, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved the following modifications: (i) a decrease in the sales loads charged for purchases of Class A shares, (ii) a 0.10% increase in the Distribution and/or Service (12b-1) fee charged for Class A shares, and (iii) an increase in the sales loads charged for purchases of Class T shares. These changes will take effect on April 1, 2007. Details regarding these changes can be found below.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	4.00%B	4.00%C	None	None

HIM-07-01 January 24, 2007
1.756207.117

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.16%	0.16%	0.17%	0.16%
Total annual class operating expensesA	0.78%	0.78%	1.44%	1.53%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Municipal Income	0.85%	4/1/07	0.85%	2/1/05	1.50%	2/1/05	1.60%	2/1/05

These arrangements may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces the similar information for Class A, Class T, and Class B found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A		Class T		Class B
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 476	$ 476	$ 476	$ 476	$ 647	$ 147
3 years	$ 639	$ 639	$ 639	$ 639	$ 756	$ 456
5 years	$ 816	$ 816	$ 816	$ 816	$ 987	$ 787
10 years	$ 1,327	$ 1,327	$ 1,327	$ 1,327	$ 1,461A	$ 1,461A

A Reflects conversion to Class A shares after a maximum of seven years.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 31.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 to $3,999,999	None	None	0.75%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 31.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 39.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Supplement to the
Fidelity®
Advisor Mortgage
Securities Fund
Class A, Class T, Class B, and Class C
October 30, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved the following modifications: (i) a decrease in the sales loads charged for purchases of Class A shares, (ii) a 0.10% increase in the Distribution and/or Service (12b-1) fee charged for Class A shares, and (iii) an increase in the sales loads charged for purchases of Class T shares. These changes will take effect on April 1, 2007. Details regarding these changes can be found below.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	4.00%B	4.00%C	None	None

AMOR-07-01 January 24, 2007
1.756217.118

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.32%	0.32%	0.32%	0.32%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.27%	0.24%	0.28%	0.25%
Total annual class operating expensesA	0.84%	0.81%	1.50%	1.57%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Mortgage Securities	0.93%	4/1/07	0.93%	2/1/05	1.58%	2/1/05	1.68%	2/1/05

These arrangements may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces the similar information for Class A, Class T, and Class B found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A		Class T		Class B
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 482	$ 482	$ 479	$ 479	$ 653	$ 153
3 years	$ 657	$ 657	$ 648	$ 648	$ 774	$ 474
5 years	$ 847	$ 847	$ 832	$ 832	$ 1,018	$ 818
10 years	$ 1,396	$ 1,396	$ 1,362	$ 1,362	$ 1,528A	$ 1,528A

A Reflects conversion to Class A shares after a maximum of seven years.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 32.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 to $3,999,999	None	None	0.75%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 33.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 41.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Supplement to the
Fidelity® Advisor
High Income
Advantage Fund
Class A, Class T,
Class B, and Class C
December 30, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved the following modifications: (i) a decrease in the sales loads charged for purchases of Class A shares, (ii) a 0.10% increase in the Distribution and/or Service (12b-1) fee charged for Class A shares, and (iii) an increase in the sales loads charged for purchases of Class T shares. These changes will take effect on April 1, 2007. Details regarding these changes can be found below.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	4.00%B	4.00%C	None	None

HY-07-01 January 24, 2007
1.742522.117

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.26%	0.22%	0.27%	0.23%
Total annual class operating expensesA	1.08%	1.04%	1.74%	1.80%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor High Income Advantage	1.10%	4/1/07	1.10%	02/1/05	1.75%	02/1/05	1.85%	02/1/05

These arrangements may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces the similar information for Class A, Class T, and Class B found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A		Class T		Class B
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 506	$ 506	$ 502	$ 502	$ 677	$ 177
3 years	$ 730	$ 730	$ 718	$ 718	$ 848	$ 548
5 years	$ 972	$ 972	$ 951	$ 951	$ 1,144	$ 944
10 years	$ 1,664	$ 1,664	$ 1,620	$ 1,620	$ 1,796A	$ 1,796A

A Reflects conversion to Class A shares after a maximum of seven years.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 31.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 to $3,999,999	None	None	0.75%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 32.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 39.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Supplement to the
Fidelity® Advisor Intermediate Bond Fund
Class A, Class T, Class B, and Class C
October 30, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved the following modifications to the fund's Class A shares: (i) a decrease in the sales loads charged for purchases and (ii) a 0.10% increase in the Distribution and/or Service (12b-1) fee. These changes will take effect on April 1, 2007. Details regarding these changes can be found below.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 5.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	2.75%B	2.75%C	None	None

LTB-07-01 January 24, 2007
1.756204.116

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.32%	0.32%	0.32%	0.32%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.28%	0.27%	0.30%	0.28%
Total annual class operating expensesA	0.85%	0.84%	1.52%	1.60%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Intermediate Bond	0.93%	4/1/07	0.93%	2/1/05	1.58%	2/1/05	1.68%	2/1/05

These arrangements may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces the similar information for Class A and Class B found under the heading "Fee Table" in the "Fund Summary" section on page 6.

	Class A		Class B
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 359	$ 359	$ 455	$ 155
3 years	$ 539	$ 539	$ 580	$ 480
5 years	$ 733	$ 733	$ 751A	$ 751A
10 years	$ 1,295	$ 1,295	$ 1,314	$ 1,314

A Reflects conversion to Class A shares after a maximum of four years.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 30.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	2.75%	2.83%	2.25%
$50,000 to $99,999	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75%	1.78%	1.50%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	1.00%
$1,000,000 to $3,999,999	None	None	0.75%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 31.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	2.75%	2.83%	2.25%
$50,000 to $99,999	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75%	1.78%	1.50%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	1.00%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 39.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Supplement to the
Fidelity® Advisor
High Income Fund Class A, Class T,
Class B, and Class C
December 30, 2006
Prospectus

At its January 2007 meeting, the Board of Trustees approved the following modifications: (i) a decrease in the sales loads charged for purchases of Class A shares, (ii) a 0.10% increase in the Distribution and/or Service (12b-1) fee charged for Class A shares, and (iii) an increase in the sales loads charged for purchases of Class T shares. These changes will take effect on April 1, 2007. Details regarding these changes can be found below.

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	4.00%B	4.00%C	None	None

AHI-07-01 January 24, 2007
1.728372.120

Effective April 1, 2007, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.29%	0.36%	0.34%	0.29%
Total annual class operating expensesA	1.11%	1.18%	1.81%	1.86%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor High Income	1.10%	4/1/07	1.10%	9/8/99	1.75%	9/8/99	1.85%	9/8/99

These arrangements may be discontinued by FMR at any time.

Effective April 1, 2007, the following information replaces the similar information for Class A, Class T, and Class B found under the heading "Fee Table" in the "Fund Summary" section on page 7.

	Class A		Class T		Class B
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 509	$ 509	$ 515	$ 515	$ 684	$ 184
3 years	$ 739	$ 739	$ 760	$ 760	$ 869	$ 569
5 years	$ 987	$ 987	$ 1,023	$ 1,023	$ 1,180	$ 980
10 years	$ 1,698	$ 1,698	$ 1,775	$ 1,775	$ 1,857A	$ 1,857A

A Reflects conversion to Class A shares after a maximum of seven years.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 31.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999B	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 to $3,999,999	None	None	0.75%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $5.00 or less will not pay a sales charge.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 32.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	4.00%	4.17%	3.75%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.00%
$500,000 to $999,999	1.75%	1.78%	1.50%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective April 1, 2007, the following information replaces similar information found in the "Fund Distribution" section on page 39.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.